Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606-1698

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

October 6, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Community Capital Trust

File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectuses and statements of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectuses and statements of additional information contained in the Trust’s Post-Effective Amendment No. 41 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was deemed filed on September 29, 2020, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams